united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 7/31/22

Item 1. Reports to Stockholders.

Arrow Reverse Cap 500 ETF

YPS

Annual Report

July 31, 2022

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

Dear Shareholder:

We are pleased to present this annual report for the Arrow Reverse Cap 500 ETF (“YPS” or the “Fund”) for the one-year period ended July 31, 2022.

YPS seeks to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index (“the “Index”). The Index is a rules-based, reverse capitalization weighted index comprised of constituents of the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller- end of the large-cap market, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. The Index includes common stocks and equity interests in real estate investment trusts (“REITS”).

Arrow Investment Advisors began managing the Fund in May 2021 and changed the ticker from RVRS to YPS. Net assets were over $17.3 million at the end of July 2022.

Management’s Discussion of Fund Performance

All performance is based on net asset value (“NAV”) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

Since its inception in October 2017 through July 2022, the Fund had a total return of 9.49% versus the broad domestic stock market’s gain of 12.45% (S&P 500). For the one -year period ended July 31, 2022, the Fund had a return of -5.31%, underperforming the S&P 500 Index return of -4.64%. Over the last year, value outperformed growth and large cap companies outperformed small and mid-cap companies. Accordingly, the Fund’s performance was similar to the S&P 500 due to its value and small/mid-cap orientation.

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. As of the last distribution made during the reporting period, with a record date of December 27, 2021, the Fund paid a $0.2436 per share distribution.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.arrowfunds.com. We are grateful for your continued investment and for your confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

September 2022

AD-092222

Arrow Reverse Cap 500 ETF

PORTFOLIO REVIEW (Unaudited)

July 31, 2022

The Fund’s performance figures* for the year ended July 31, 2022, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	July 31, 2022
Arrow Reverse Cap 500 ETF - NAV	(5.31)%	10.34%	9.49%
Arrow Reverse Cap 500 ETF - Market Price	(5.36)%	10.26%	9.47%
Reverse Cap Weighted U.S. Large Cap Index	(4.98)%	10.51%	9.69%
S&P 500 Index	(4.64)%	13.36%	12.45%

*	Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses are 0.29% per the December 1, 2021 and the April 27, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on October 31, 2017.

The Reverse Cap Weighted U.S. Large Cap Index is a rule-based, reverse capitalization weighted index comprised of constituents of the S&P 500® Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Index seeks to provide exposure to the U.S. large-cap market but with greater emphasis on the smaller-end of the large-cap market, unlike many traditional market capitalization weighted indexes that place a greater emphasis on the largest companies in the large-cap market. The Index includes common stocks and equity interests in real estate investment trusts (“REITs”). Investors cannot invest directly in an index.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Holdings by Sector as of July 31, 2022 are as follows:

Sector	% of Net Assets
Common Stocks:
Consumer Discretionary	17.4%
Industrials	14.8%
Technology	13.6%
Financials	11.0%
Health Care	10.9%
Real Estate	7.0%
Utilities	5.7%
Materials	5.4%
Communications	5.3%
Consumer Staples	5.0%
Energy	2.6%
Other Assets in Excess of Liabilities	1.3%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s Holdings.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7%
	ADVERTISING & MARKETING - 0.7%
2,263	Interpublic Group of Companies, Inc. (The)	$67,595
790	Omnicom Group, Inc.	55,174
		122,769
	AEROSPACE & DEFENSE - 1.9%
68	Boeing Company(a)	10,833
54	General Dynamics Corporation	12,240
1,568	Howmet Aerospace, Inc.	58,220
402	Huntington Ingalls Industries, Inc.	87,170
67	L3Harris Technologies, Inc.	16,078
15	Lockheed Martin Corporation	6,207
27	Northrop Grumman Corporation	12,930
58	Raytheon Technologies Corporation	5,406
109	Teledyne Technologies, Inc.(a)	42,663
875	Textron, Inc.	57,435
38	TransDigm Group, Inc.(a)	23,649
		332,831
	APPAREL & TEXTILE PRODUCTS - 2.7%
43	NIKE, Inc., Class B	4,942
2,632	PVH Corporation	162,973
1,704	Ralph Lauren Corporation	168,065
2,631	Tapestry, Inc.	88,481
838	VF Corporation	37,442
		461,903
	ASSET MANAGEMENT - 1.6%
100	Ameriprise Financial, Inc.	26,992
12	BlackRock, Inc.	8,030
76	Charles Schwab Corporation (The)	5,248
2,413	Franklin Resources, Inc.	66,237
5,462	Invesco Ltd.	96,895
427	Raymond James Financial, Inc.	42,047
248	T Rowe Price Group, Inc.	30,621
		276,070
	AUTOMOTIVE - 0.9%
268	Aptiv plc(a)	28,111

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value

	COMMON STOCKS — 98.7% (Continued)

	AUTOMOTIVE - 0.9% (Continued)
2,317	BorgWarner, Inc.	$89,111
1,211	Ford Motor Company	17,790
428	General Motors Company(a)	15,519
2	Tesla, Inc.(a)	1,783
		152,314
	BANKING - 3.2%
75	Bank of America Corporation	2,536
142	Citigroup, Inc.	7,370
1,080	Citizens Financial Group, Inc.	41,008
945	Comerica, Inc.	73,492
843	Fifth Third Bancorp	28,763
201	First Republic Bank	32,705
3,233	Huntington Bancshares, Inc.	42,967
11	JPMorgan Chase & Company	1,269
2,423	Key Corporation	44,341
143	M&T Bank Corporation	25,375
59	PNC Financial Services Group, Inc. (The)	9,790
1,815	Regions Financial Corporation	38,442
323	Signature Bank	59,939
68	SVB Financial Group(a)	27,441
187	Truist Financial Corporation	9,438
204	US Bancorp	9,629
100	Wells Fargo & Company	4,387
1,661	Zions Bancorp NA	90,607
		549,499
	BEVERAGES - 1.0%
490	Brown-Forman Corporation, Class B	36,368
66	Coca-Cola Company (The)	4,235
78	Constellation Brands, Inc., Class A	19,212
396	Keurig Dr Pepper, Inc.	15,341
1,227	Molson Coors Beverage Company, Class B	73,313
169	Monster Beverage Corporation(a)	16,836
27	PepsiCo, Inc.	4,724
		170,029

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	BIOTECH & PHARMA - 1.7%
20	AbbVie, Inc.	$2,870
30	Amgen, Inc.	7,424
124	Biogen, Inc.(a)	26,667
73	Bristol-Myers Squibb Company	5,386
12	Eli Lilly and Company	3,956
195	Gilead Sciences, Inc.	11,651
678	Incyte Corporation(a)	52,667
6	Johnson & Johnson	1,047
52	Merck & Company, Inc.	4,646
106	Moderna, Inc.(a)	17,394
2,324	Organon & Company	73,718
71	Pfizer, Inc.	3,586
18	Regeneron Pharmaceuticals, Inc.(a)	10,470
42	Vertex Pharmaceuticals, Inc.(a)	11,777
4,914	Viatris, Inc.	47,617
51	Zoetis, Inc.	9,310
		290,186
	CABLE & SATELLITE - 0.8%
15	Charter Communications, Inc., Class A(a)	6,482
90	Comcast Corporation, Class A	3,377
7,002	DISH Network Corporation, Class A(a)	121,624
		131,483
	CHEMICALS - 3.0%
53	Air Products and Chemicals, Inc.	13,156
122	Albemarle Corporation	29,806
324	Avery Dennison Corporation	61,709
353	Celanese Corporation - Series A	41,481
415	CF Industries Holdings, Inc.	39,628
302	Corteva, Inc.	17,380
301	Dow, Inc.	16,016
374	DuPont de Nemours, Inc.	22,900
572	Eastman Chemical Company	54,872
114	Ecolab, Inc.	18,829
465	FMC Corporation	51,662

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	CHEMICALS - 3.0% (Continued)
197	International Flavors & Fragrances, Inc.	$24,438
17	Linde plc	5,134
231	LyondellBasell Industries N.V., Class A	20,587
697	Mosaic Company (The)	36,704
238	PPG Industries, Inc.	30,771
57	Sherwin-Williams Company (The)	13,791
		498,864
	COMMERCIAL SUPPORT SERVICES - 1.1%
58	Cintas Corporation	24,678
161	Republic Services, Inc.	22,324
937	Robert Half International, Inc.	74,154
1,282	Rollins, Inc.	49,447
85	Waste Management, Inc.	13,988
		184,591
	CONSTRUCTION MATERIALS - 0.4%
113	Martin Marietta Materials, Inc.	39,785
228	Vulcan Materials Company	37,695
		77,480
	CONTAINERS & PACKAGING - 1.8%
3,054	Amcor PLC	39,549
495	Ball Corporation	36,343
963	International Paper Company	41,188
342	Packaging Corp of America	48,089
1,383	Sealed Air Corporation	84,528
1,445	Westrock Company	61,210
		310,907
	DATA CENTER REIT - 0.2%
156	Digital Realty Trust, Inc.	20,662
19	Equinix, Inc.	13,371
		34,033
	DIVERSIFIED INDUSTRIALS - 1.2%
72	3M Company	10,313
309	Dover Corporation	41,307
95	Eaton Corp plc	14,097

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.2% (Continued)
159	Emerson Electric Company	$14,321
134	General Electric Company	9,904
36	Honeywell International, Inc.	6,929
63	Illinois Tool Works, Inc.	13,089
1,968	Pentair PLC	96,215
		206,175
	E-COMMERCE DISCRETIONARY - 0.8%
673	eBay, Inc.	32,728
1,031	Etsy, Inc.(a)	106,935
		139,663
	ELECTRIC UTILITIES - 4.9%
2,492	AES Corporation (The)	55,372
839	Alliant Energy Corporation	51,120
363	Ameren Corporation	33,803
178	American Electric Power Company, Inc.	17,544
1,318	CenterPoint Energy, Inc.	41,767
568	CMS Energy Corporation	39,039
232	Consolidated Edison, Inc.	23,031
603	Constellation Energy Corporation	39,858
149	Dominion Energy, Inc.	12,215
262	DTE Energy Company	34,139
98	Duke Energy Corporation	10,773
445	Edison International	30,158
275	Entergy Corporation	31,661
737	Evergy, Inc.	50,308
287	Eversource Energy	25,319
440	Exelon Corporation	20,456
744	FirstEnergy Corporation	30,578
60	NextEra Energy, Inc.	5,069
1,782	NRG Energy, Inc.	67,271
1,220	Pinnacle West Capital Corporation	89,634
1,278	PPL Corporation	37,164
375	Public Service Enterprise Group, Inc.	24,626
108	Sempra Energy	17,906

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ELECTRIC UTILITIES - 4.9% (Continued)
163	Southern Company (The)	$12,533
240	WEC Energy Group, Inc.	24,914
307	Xcel Energy, Inc.	22,466
		848,724
	ELECTRICAL EQUIPMENT - 3.4%
1,695	A O Smith Corporation	107,243
738	Allegion plc	78,007
223	AMETEK, Inc.	27,541
252	Amphenol Corporation, Class A	19,437
626	Carrier Global Corporation	25,372
602	Fortive Corporation	38,799
183	Generac Holdings, Inc.(a)	49,099
401	Johnson Controls International plc	21,618
210	Keysight Technologies, Inc.(a)	34,146
367	Otis Worldwide Corporation	28,688
143	Rockwell Automation, Inc.	36,505
41	Roper Technologies, Inc.	17,903
156	TE Connectivity Ltd.	20,862
185	Trane Technologies PLC	27,193
762	Trimble, Inc.(a)	52,906
		585,319
	ENGINEERING & CONSTRUCTION - 0.5%
347	Jacobs Engineering Group, Inc.	47,643
329	Quanta Services, Inc.	45,642
		93,285
	ENTERTAINMENT CONTENT - 1.6%
163	Activision Blizzard, Inc.	13,032
143	Electronic Arts, Inc.	18,766
2,105	Fox Corporation, Class A	69,697
3,127	Fox Corporation - Class B, CLASS B	96,623
1,655	Paramount Global, Class B	39,141
266	Take-Two Interactive Software, Inc.(a)	35,306
26	Walt Disney Company (The)(a)	2,759

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ENTERTAINMENT CONTENT - 1.6% (Continued)
1,393	Warner Bros Discovery, Inc.(a)	$20,895
		296,219
	FOOD - 2.5%
1,072	Campbell Soup Company	52,902
1,382	Conagra Brands, Inc.	47,278
250	General Mills, Inc.	18,698
109	Hershey Company (The)	24,848
594	Hormel Foods Corporation	29,308
399	J M Smucker Company (The)	52,796
431	Kellogg Company	31,860
482	Kraft Heinz Company (The)	17,752
1,119	Lamb Weston Holdings, Inc.	89,139
352	McCormick & Company, Inc.	30,747
170	Mondelez International, Inc., Class A	10,887
366	Tyson Foods, Inc., Class A	32,212
		438,427
	GAMING REITS - 0.2%
827	VICI Properties, Inc.	28,275

	GAS & WATER UTILITIES - 0.8%
195	American Water Works Company, Inc.	30,311
421	Atmos Energy Corporation	51,105
2,070	NiSource, Inc.	62,928
		144,344
	HEALTH CARE FACILITIES & SERVICES - 4.0%
161	AmerisourceBergen Corporation	23,495
15	Anthem, Inc.	7,157
933	Cardinal Health, Inc.	55,569
356	Catalent, Inc.(a)	40,264
202	Centene Corporation(a)	18,780
300	Charles River Laboratories International, Inc.(a)	75,162
34	Cigna Corporation	9,362
58	CVS Health Corporation	5,549
885	DaVita, Inc.(a)	74,482

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.0% (Continued)
69	HCA Healthcare, Inc.	$14,657
834	Henry Schein, Inc.(a)	65,744
35	Humana, Inc.	16,870
94	IQVIA Holdings, Inc.(a)	22,585
151	Laboratory Corp of America Holdings	39,591
50	McKesson Corporation	17,079
166	Molina Healthcare, Inc.(a)	54,402
371	Quest Diagnostics, Inc.	50,667
4	UnitedHealth Group, Inc.	2,169
877	Universal Health Services, Inc., Class B	98,636
		692,220
	HEALTH CARE REIT - 0.6%
2,057	Healthpeak Properties, Inc.	56,835
667	Ventas, Inc.	35,871
226	Welltower, Inc.	19,513
		112,219
	HOME & OFFICE PRODUCTS - 1.1%
4,852	Newell Brands, Inc.	98,059
504	Whirlpool Corporation	87,126
		185,185
	HOME CONSTRUCTION - 2.7%
452	DR Horton, Inc.	35,270
1,379	Fortune Brands Home & Security, Inc.	96,089
552	Lennar Corporation, Class A	46,920
1,113	Masco Corporation	61,638
703	Mohawk Industries, Inc.(a)	90,321
14	NVR, Inc.(a)	61,503
1,895	PulteGroup, Inc.	82,660
		474,401
	HOTEL REITS - 0.3%
3,090	Host Hotels & Resorts, Inc.	55,033

	HOUSEHOLD PRODUCTS - 0.7%
374	Church & Dwight Company, Inc.	32,902

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HOUSEHOLD PRODUCTS - 0.7% (Continued)
347	Clorox Company (The)	$49,219
168	Colgate-Palmolive Company	13,228
51	Estee Lauder Companies, Inc. (The), Class A	13,928
131	Kimberly-Clark Corporation	17,264
17	Procter & Gamble Company (The)	2,361
		128,902
	INDUSTRIAL REIT - 0.2%
687	Duke Realty Corporation	42,979
51	Prologis, Inc.	6,761
		49,740
	INDUSTRIAL SUPPORT SERVICES - 0.6%
487	Fastenal Company	25,012
139	United Rentals, Inc.(a)	44,851
60	WW Grainger, Inc.	32,612
		102,475
	INFRASTRUCTURE REIT - 0.2%
32	American Tower Corporation	8,667
63	Crown Castle International Corporation	11,382
73	SBA Communications Corporation	24,513
		44,562
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
481	Bank of New York Mellon Corporation (The)	20,904
540	Cboe Global Markets, Inc.	66,625
45	CME Group, Inc.	8,977
23	Goldman Sachs Group, Inc. (The)	7,668
132	Intercontinental Exchange, Inc.	13,463
65	Morgan Stanley	5,480
181	Nasdaq, Inc.	32,743
357	Northern Trust Corporation	35,621
459	State Street Corporation	32,607
		224,088
	INSURANCE - 4.3%
349	Aflac, Inc.	19,998
192	Allstate Corporation (The)	22,458

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INSURANCE - 4.3% (Continued)
305	American International Group, Inc.	$15,790
45	Aon plc, CLASS A	13,097
143	Arthur J Gallagher & Company	25,596
431	Assurant, Inc.	75,761
3	Berkshire Hathaway, Inc., Class B(a)	902
818	Brown & Brown, Inc.	53,252
47	Chubb Ltd.	8,866
317	Cincinnati Financial Corporation	30,857
236	Everest Re Group Ltd.	61,679
866	Globe Life, Inc.	87,231
474	Hartford Financial Services Group, Inc. (The)	30,559
1,671	Lincoln National Corporation	85,789
812	Loews Corporation	47,299
68	Marsh & McLennan Companies, Inc.	11,149
242	MetLife, Inc.	15,307
651	Principal Financial Group, Inc.	43,578
94	Progressive Corporation (The)	10,816
197	Prudential Financial, Inc.	19,698
113	Travelers Companies, Inc. (The)	17,933
571	W R Berkley Corporation	35,705
162	Willis Towers Watson plc	33,524
		766,844
	INTERNET MEDIA & SERVICES - 1.0%
5	Booking Holdings, Inc.(a)	9,678
408	Expedia Group, Inc.(a)	43,269
430	Match Group, Inc.(a)	31,523
10	Meta Platforms, Inc., Class A(a)	1,591
49	Netflix, Inc.(a)	11,020
617	Twitter, Inc.(a)	25,673
237	VeriSign, Inc.(a)	44,832
		167,586
	LEISURE FACILITIES & SERVICES - 5.6%
1,867	Caesars Entertainment, Inc.(a)	85,303
7,167	Carnival Corporation(a)	64,933

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	LEISURE FACILITIES & SERVICES - 5.6% (Continued)
13	Chipotle Mexican Grill, Inc.(a)	$20,335
386	Darden Restaurants, Inc.	48,053
132	Domino’s Pizza, Inc.	51,759
147	Hilton Worldwide Holdings, Inc.	18,826
811	Las Vegas Sands Corporation(a)	30,567
405	Live Nation Entertainment, Inc.(a)	38,066
96	Marriott International, Inc., Class A	15,247
21	McDonald’s Corporation	5,531
1,849	MGM Resorts International	60,518
11,980	Norwegian Cruise Line Holdings Ltd.(a)	145,557
4,748	Penn National Gaming, Inc.(a)	164,043
1,672	Royal Caribbean Cruises Ltd.(a)	64,723
104	Starbucks Corporation	8,817
1,742	Wynn Resorts Ltd.(a)	110,582
210	Yum! Brands, Inc.	25,733
		958,593
	LEISURE PRODUCTS - 0.3%
733	Hasbro, Inc.	57,702

	MACHINERY - 2.2%
32	Caterpillar, Inc.	6,344
18	Deere & Company	6,177
281	IDEX Corporation	58,659
887	Ingersoll Rand, Inc.	44,173
304	Nordson Corporation	70,221
87	Parker-Hannifin Corporation	25,151
320	Snap-on, Inc.	71,696
406	Stanley Black & Decker, Inc.	39,516
649	Xylem, Inc.	59,727
		381,664
	MEDICAL EQUIPMENT & DEVICES - 5.2%
35	Abbott Laboratories	3,809
267	ABIOMED, Inc.(a)	78,234
161	Agilent Technologies, Inc.	21,590

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.2% (Continued)
147	Align Technology, Inc.(a)	$41,303
277	Baxter International, Inc.	16,249
45	Becton Dickinson and Company	10,994
118	Bio-Rad Laboratories, Inc., Class A(a)	66,465
162	Bio-Techne Corporation	62,415
330	Boston Scientific Corporation(a)	13,547
137	Cooper Companies, Inc. (The)	44,799
17	Danaher Corporation	4,955
2,397	DENTSPLY SIRONA, Inc.	86,675
220	DexCom, Inc.(a)	18,058
123	Edwards Lifesciences Corporation(a)	12,366
571	Hologic, Inc.(a)	40,758
72	IDEXX Laboratories, Inc.(a)	28,741
114	Illumina, Inc.(a)	24,702
49	Intuitive Surgical, Inc.(a)	11,278
57	Medtronic plc	5,274
21	Mettler-Toledo International, Inc.(a)	28,344
279	PerkinElmer, Inc.	42,734
115	ResMed, Inc.	27,660
171	STERIS plc	38,586
35	Stryker Corporation	7,516
219	Teleflex, Inc.	52,661
7	Thermo Fisher Scientific, Inc.	4,189
109	Waters Corporation(a)	39,679
112	West Pharmaceutical Services, Inc.	38,479
277	Zimmer Biomet Holdings, Inc.	30,578
		902,638
	METALS & MINING - 0.1%
253	Freeport-McMoRan, Inc.	7,983
173	Newmont Corporation	7,833
		15,816
	MULTI ASSET CLASS REIT - 0.8%
4,104	Vornado Realty Trust	124,720

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	OFFICE REIT - 0.5%
220	Alexandria Real Estate Equities, Inc.	$36,472
510	Boston Properties, Inc.	46,492
		82,964
	OIL & GAS PRODUCERS - 1.7%
1,479	APA Corporation	54,973
14	Chevron Corporation	2,293
65	ConocoPhillips	6,333
866	Coterra Energy, Inc.	26,491
222	Devon Energy Corporation	13,953
186	Diamondback Energy, Inc.	23,812
68	EOG Resources, Inc.	7,563
26	Exxon Mobil Corporation	2,520
159	Hess Corporation	17,883
1,100	Kinder Morgan, Inc.	19,789
1,247	Marathon Oil Corporation	30,925
127	Marathon Petroleum Corporation	11,641
202	Occidental Petroleum Corporation	13,282
422	ONEOK, Inc.	25,210
139	Phillips 66	12,371
43	Pioneer Natural Resources Company	10,189
101	Valero Energy Corporation	11,188
530	Williams Companies, Inc. (The)	18,068
		308,484
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
606	Baker Hughes Company	15,568
561	Halliburton Company	16,438
316	Schlumberger N.V.	11,701
		43,707
	PUBLISHING & BROADCASTING - 0.7%
6,910	News Corporation, CLASS A - NON-VOTING	118,437

	REAL ESTATE SERVICES - 0.2%
420	CBRE Group, Inc., Class A(a)	35,960

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	RENEWABLE ENERGY - 0.6%
153	Enphase Energy, Inc.(a)	$43,480
171	SolarEdge Technologies, Inc.(a)	61,582
		105,062
	RESIDENTIAL REIT - 1.5%
135	AvalonBay Communities, Inc.	28,882
379	Camden Property Trust	53,477
367	Equity Residential	28,769
153	Essex Property Trust, Inc.	43,839
219	Mid-America Apartment Communities, Inc.	40,675
1,125	UDR, Inc.	54,450
		250,092
	RETAIL - CONSUMER STAPLES - 0.5%
7	Costco Wholesale Corporation	3,789
55	Dollar General Corporation	13,664
129	Dollar Tree, Inc.(a)	21,331
357	Kroger Company (The)	16,579
69	Target Corporation	11,273
423	Walgreens Boots Alliance, Inc.	16,759
14	Walmart, Inc.	1,849
		85,244
	RETAIL - DISCRETIONARY - 2.6%
378	Advance Auto Parts, Inc.	73,188
8	AutoZone, Inc.(a)	17,099
2,644	Bath & Body Works, Inc.	93,967
613	Best Buy Company, Inc.	47,195
516	CarMax, Inc.(a)	51,363
278	Genuine Parts Company	42,498
8	Home Depot, Inc. (The)	2,408
21	Lowe’s Companies, Inc.	4,022
27	O’Reilly Automotive, Inc.(a)	18,997
343	Ross Stores, Inc.	27,872
183	TJX Companies, Inc. (The)	11,192
165	Tractor Supply Company	31,594

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	RETAIL - DISCRETIONARY - 2.6% (Continued)
82	Ulta Beauty, Inc.(a)	$31,891
		453,286
	RETAIL REIT - 1.6%
903	Federal Realty Investment Trust	95,366
2,866	Kimco Realty Corporation	63,367
269	Realty Income Corporation	19,903
1,143	Regency Centers Corporation	73,643
218	Simon Property Group, Inc.	23,684
		275,963
	SELF-STORAGE REIT - 0.3%
191	Extra Space Storage, Inc.	36,198
35	Public Storage	11,424
		47,622
	SEMICONDUCTORS - 2.1%
46	Advanced Micro Devices, Inc.(a)	4,346
71	Analog Devices, Inc.	12,209
59	Applied Materials, Inc.	6,253
6	Broadcom, Inc.	3,213
96	Intel Corporation	3,486
52	KLA Corporation	19,944
25	Lam Research Corporation	12,513
309	Microchip Technology, Inc.	21,278
139	Micron Technology, Inc.	8,599
90	Monolithic Power Systems, Inc.	41,825
8	NVIDIA Corporation	1,453
97	NXP Semiconductors N.V.	17,836
491	ON Semiconductor Corporation(a)	32,789
671	Qorvo, Inc.(a)	69,830
26	QUALCOMM, Inc.	3,772
474	Skyworks Solutions, Inc.	51,608
508	Teradyne, Inc.	51,252
31	Texas Instruments, Inc.	5,546
		367,752

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SOFTWARE - 3.4%
10	Adobe, Inc.(a)	$4,101
502	Akamai Technologies, Inc.(a)	48,302
109	ANSYS, Inc.(a)	30,410
101	Autodesk, Inc.(a)	21,848
118	Cadence Design Systems, Inc.(a)	21,957
1,948	Ceridian HCM Holding, Inc.(a)	106,693
644	Citrix Systems, Inc.	65,308
320	Fortinet, Inc.(a)	19,088
13	Intuit, Inc.	5,930
3	Microsoft Corporation	842
2,355	NortonLifeLock, Inc.	57,768
52	Oracle Corporation	4,048
153	Paycom Software, Inc.(a)	50,565
536	PTC, Inc.(a)	66,132
22	Salesforce, Inc.(a)	4,048
16	ServiceNow, Inc.(a)	7,147
51	Synopsys, Inc.(a)	18,743
161	Tyler Technologies, Inc.(a)	64,239
		597,169
	SPECIALTY FINANCE - 0.6%
38	American Express Company	5,853
152	Capital One Financial Corporation	16,694
260	Discover Financial Services	26,260
1,501	Synchrony Financial	50,253
		99,060
	SPECIALTY REITS - 0.3%
1,003	Iron Mountain, Inc.	48,635

	STEEL - 0.1%
191	Nucor Corporation	25,938

	TECHNOLOGY HARDWARE - 3.0%
7	Apple, Inc.	1,138
259	Arista Networks, Inc.(a)	30,207

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY HARDWARE - 3.0% (Continued)
58	Cisco Systems, Inc.	$2,631
743	Corning, Inc.	27,313
485	F5, Inc.(a)	81,169
353	Garmin Ltd.	34,460
2,777	Hewlett Packard Enterprise Company	39,544
577	HP, Inc.	19,266
2,665	Juniper Networks, Inc.	74,699
98	Motorola Solutions, Inc.	23,382
729	NetApp, Inc.	52,000
559	Seagate Technology Holdings plc	44,709
875	Western Digital Corporation(a)	42,963
146	Zebra Technologies Corporation, Class A(a)	52,223
		525,704
	TECHNOLOGY SERVICES - 5.1%
11	Accenture plc, Class A	3,369
45	Automatic Data Processing, Inc.	10,850
311	Broadridge Financial Solutions, Inc.	49,931
209	CDW Corporation/DE	37,940
286	Cognizant Technology Solutions Corporation, Class A	19,437
2,880	DXC Technology Company(a)	91,009
138	EPAM Systems, Inc.(a)	48,197
179	Equifax, Inc.	37,395
143	FactSet Research Systems, Inc.	61,444
127	Fidelity National Information Services, Inc.	12,974
140	Fiserv, Inc.(a)	14,795
176	FleetCor Technologies, Inc.(a)	38,736
153	Gartner, Inc.(a)	40,618
179	Global Payments, Inc.	21,895
59	International Business Machines Corporation	7,717
304	Jack Henry & Associates, Inc.	63,162
523	Leidos Holdings, Inc.	55,961
247	MarketAxess Holdings, Inc.	66,883
8	Mastercard, Inc., Class A	2,830
48	Moody’s Corporation	14,892

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY SERVICES - 5.1% (Continued)
48	MSCI, Inc.	$23,104
3,598	Nielsen Holdings plc	86,172
157	Paychex, Inc.	20,140
76	PayPal Holdings, Inc.(a)	6,576
16	S&P Global, Inc.	6,031
153	Verisk Analytics, Inc.	29,108
9	Visa, Inc., Class A	1,909
		873,075
	TELECOMMUNICATIONS - 0.4%
212	AT&T, Inc.	3,981
5,787	Lumen Technologies, Inc.	63,021
43	T-Mobile US, Inc.(a)	6,152
59	Verizon Communications, Inc.	2,725
		75,879
	TIMBER REIT - 0.1%
700	Weyerhaeuser Company	25,424

	TOBACCO & CANNABIS - 0.1%
176	Altria Group, Inc.	7,719
67	Philip Morris International, Inc.	6,509
		14,228
	TRANSPORTATION & LOGISTICS - 3.3%
3,196	Alaska Air Group, Inc.(a)	141,678
5,903	American Airlines Group, Inc.(a)	80,929
524	CH Robinson Worldwide, Inc.	58,007
308	CSX Corporation	9,958
1,030	Delta Air Lines, Inc.(a)	32,754
431	Expeditors International of Washington, Inc.	45,794
68	FedEx Corporation	15,850
255	JB Hunt Transport Services, Inc.	46,734
46	Norfolk Southern Corporation	11,554
104	Old Dominion Freight Line, Inc.	31,565
854	Southwest Airlines Company(a)	32,554
19	Union Pacific Corporation	4,319

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value

	COMMON STOCKS — 98.7% (Continued)

	TRANSPORTATION & LOGISTICS - 3.3% (Continued)
1,466	United Airlines Holdings, Inc.(a)	$53,876
31	United Parcel Service, Inc., Class B	6,042
		571,614

	TRANSPORTATION EQUIPMENT - 0.6%
125	Cummins, Inc.	27,664
284	PACCAR, Inc.	25,992
495	Westinghouse Air Brake Technologies Corporation	46,267
		99,923

	WHOLESALE - CONSUMER STAPLES - 0.2%
210	Archer-Daniels-Midland Company	17,382
210	Sysco Corporation	17,829
		35,211

	WHOLESALE - DISCRETIONARY - 0.8%
258	Copart, Inc.(a)	33,050
1,054	LKQ Corporation	57,801
134	Pool Corporation	47,932
		138,783

	TOTAL COMMON STOCKS (Cost $18,668,303)	17,122,994

	TOTAL INVESTMENTS - 98.7% (Cost $18,668,303)	$17,122,994
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	229,069
	NET ASSETS - 100.0%	$17,352,063

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	- Non-income producing security.

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2022

ASSETS
Investment securities:
At cost	$18,668,303
At value	$17,122,994
Cash	219,772
Dividends and interest receivable	11,846
TOTAL ASSETS	17,354,612

LIABILITIES
Investment advisory fees payable	2,549
TOTAL LIABILITIES	2,549
NET ASSETS	17,352,063

Net Assets Consist Of:
Paid in capital	$20,774,193
Accumulated deficit	(3,422,130)
NET ASSETS	$17,352,063

Net Asset Value Per Share:
Net Assets	$17,352,063
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	800,000
Net asset value (Net Assets ÷ Shares Outstanding)	$21.69

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2022

INVESTMENT INCOME
Dividends (net of foreign tax withholding of $88)	$341,710
TOTAL INVESTMENT INCOME	341,710

EXPENSES
Investment advisory fees	59,906
TOTAL EXPENSES	59,906
NET INVESTMENT INCOME	281,804

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	788,587
Security transactions	(844,719)
(56,132)

Net change in unrealized depreciation on investments	(1,460,976)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,517,108)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,235,304)

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended	Year Ended
	July 31, 2022	July 31, 2021 *	September 30, 2020
FROM OPERATIONS
Net investment income	$281,804	$243,671	$211,185
Net realized gain (loss) on investments and In-kind redemptions	(56,132)	4,978,990	(456,757)
Net change in unrealized appreciation (depreciation) on investments	(1,460,976)	1,232,690	(516,362)
Net increase (decrease) in net assets resulting from operations	(1,235,304)	6,455,351	(761,934)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(231,420)	(299,597)	(177,756)
Net decrease in net assets resulting from distributions to shareholders	(231,420)	(299,597)	(177,756)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,021,901	31,969,008	14,509,230
Cost of shares redeemed	(16,184,669)	(29,954,471)	(8,970,335)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(3,162,768)	2,014,537	5,538,895

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,629,492)	8,170,291	4,599,205

NET ASSETS
Beginning of Period	21,981,555	13,811,264	9,212,059
End of Period	$17,352,063	$21,981,555	$13,811,264

SHARE ACTIVITY
Shares Sold	550,000	1,450,000	950,000
Shares Redeemed	(700,000)	(1,400,000)	(600,000)
Net increase (decrease) in shares of beneficial interest outstanding	(150,000)	50,000	350,000

*	For the period October 1, 2020 to July 31, 2021.

See accompanying notes to financial statements.

Arrow Reverse Cap 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended		Year Ended	Year Ended		Period Ended
	July 31, 2022	July 31, 2021 *		September 30, 2020	September 30, 2019		September 30, 2018 (1)
Net asset value, beginning of period	$23.14	$15.35		$16.75	$16.86		$15.00
Activity from investment operations:
Net investment income (2)	0.32	0.22		0.32	0.29		0.25
Net realized and unrealized gain (loss) on investments	(1.53)	7.92		(1.40)	(0.24	) (5)	1.66
Total from investment operations	(1.21)	8.14		(1.08)	0.05		1.91
Less distributions from:
Net investment income	(0.24)	(0.35)		(0.32)	(0.16)		(0.05)
Total distributions	(0.24)	(0.35)		(0.32)	(0.16)		(0.05)
Net asset value, end of period	$21.69	$23.14		$15.35	$16.75		$16.86
Total return (4)	-5.31%	53.66	% (7)	-6.70%	0.46%		12.78	% (7)
Net assets, at end of period (000s)	$17,352	$21,982		$13,811	$9,212		$5,902
Ratio of net expenses to average net assets	0.29%	0.29	% (6)	0.29%	0.29%		0.29	% (6)
Ratio of net investment income to average net assets	1.38%	1.59	% (6)	2.04%	1.80%		1.66	% (6)
Portfolio Turnover Rate (3)	50%	33	% (7)	42%	24%		36	% (7)

(1)	The Arrow Reverse Cap 500 ETF commencement of operations on October 31, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

*	For the period October 1, 2020 to July 31, 2021.

See accompanying notes to financial statements.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2022

1.	ORGANIZATION

The Arrow Reverse Cap 500 ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index (the “Index”). The Fund commenced operations on October 31, 2017.

The Trust acquired the Reverse Cap Weighted U.S. Large Cap ETF (the “Predecessor Fund”), a series of ETF Series Solutions, in a tax-free reorganization on May 24, 2021 (the “Reorganization”). As a series of the Trust, the Fund is a continuation of the Predecessor fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2022 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$17,122,994	$—	$—	$17,122,994
Total	$17,122,994	$—	$—	$17,122,994

The Fund did not hold any Level 3 securities during the year ended July 31, 2022.

*	See Schedule of Investments for classification.

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Real Estate Investment Trust Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, externally managed REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are generally declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 30, 2019 – July 31, 2021 or expected to be taken in the Fund’s July 31, 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $10,420,836 and $10,268,079, respectively.

For the year ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $12,691,497 and $16,066,361, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor, is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor,

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.294% of the Fund’s average daily net assets. Prior to the Reorganization, CSat Investment Advisory, L.P., d/b/a Exponential ETFs, served as investment advisor to the Predecessor Fund.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for the advisory fee, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. Prior to the Reorganization, U.S. Bank and Foreside, served as administrator and distributor, respectively, to the Predecessor Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ending July 31, 2022, July 31, 2021, and September 30, 2020 were as follows:

	Fiscal Year Ended	Fiscal Period Ended	Fiscal Year Ended
	July 31, 2022	July 31, 2021	September 30, 2020
Ordinary Income	$231,420	$299,597	$177,756
Long-Term Capital Gain	—	—
Return of Capital	—	—	—
	$231,420	$299,597	$177,756

As of July 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$135,070	$—	$(788,828)	$(1,199,197)	$—	$(1,569,175)	$(3,422,130)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $788,828.

ARROW REVERSE CAP 500 ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

At July 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$663,870	$535,327	$1,199,197	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassification for the year ended July 31, 2022 as follows:

Paid
In	Accumulated
Capital	Loss
$751,879	$(751,879)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation/ (Depreciation)
$18,692,169	$677,082	$(2,246,257)	$(1,569,175)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Arrow Investments Trust

and the Shareholders of Arrow Reverse Cap 500 ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Arrow Reverse Cap 500 ETF, a series of shares of beneficial interest in Arrow Investments Trust (the “Fund”), including the schedule of investments, as of July 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period October 1, 2020 through July 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, and the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended and for the period October 1 2020 through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended September 30, 2020, and the financial highlights from October 31, 2017 (commencement of operations) through September 30, 2020 were audited by other auditors, whose report dated November 25, 2020, expressed an unqualified option on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Arrow Investments Trust since 2012. We also served as the auditor of one or more of the Funds in the Funds’ former trust from 2006 through 2012

Philadelphia, Pennsylvania

September 29, 2022

Arrow Reverse Cap 500 ETF
EXPENSE EXAMPLE
July 31, 2022

As a shareholder of the Fund, you incur ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 through July 31, 2022.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	2/1/2022	7/31/2022	2/1/22 - 7/31/22	2/1/22 - 7/31/22
Actual	$1,000.00	$922.60	$1.38	0.29%
Hypothetical	$1,000.00	$1,023.36	$1.45	0.29%
(5% return before expenses)

*	Actual expense information for the Fund is for the period from February 1, 2022 to July 31, 2022. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 181/365 (to reflect the period from February 1, 2022 to July 31, 2022). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

Arrow Reverse Cap 500 ETF
Additional Information (Unaudited)
July 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended July 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Arrow Reverse Cap 500 ETF

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2022

Unless otherwise noted, the address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. The following individuals serve as Trustees and officers of the Arrow Trust:

Independent Trustees:

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Robert Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016– present).	8	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012–present).	8	Arrow ETF Trust
Thomas Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Consultants, LLC (2010– present).	8	Arrow ETF Trust; Northern Lights Fund Trust II; Northern Lights Fund Trust IV; Aquila Distributors, LLC

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

Arrow Reverse Cap 500 ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

July 31, 2022

Interested Trustees and Officers:

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Joseph Barrato* Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006–present).	8	Arrow ETF Trust
Chris Lewis Born in 1970	Chief Compliance Officer since 2021; Previously from 2016–2018	Chief Compliance Officer of Fund Complex(2) (2016–2018; 2021–present); Chief Compliance Officer, Arrow Investment Advisors, LLC (2017–2018; 2021–present); Founder, The Law Offices of Christopher H. Lewis (2019–present); General Counsel, Finitive LLC (2018).	N/A	N/A
Timothy Burdick(3) Born in 1986	Secretary since 2020	Assistant Vice President, Ultimus Fund Solutions, LLC (2019 – present); Senior Program Compliance Manager, CJ Affiliate (2016-2019)	N/A	N/A
Sam Singh(3) Born in 1976	Principal Financial Officer and Treasurer since 2013	Vice President, Ultimus Fund Solutions, LLC (2015–present).	N/A	N/A

*	Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

(3)	The business address of this officer is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●    account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

YPS-AR22

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 - $11,000

2021 - $11,000

(b)	Audit-Related Fees

2022 – None

2021 – None

(c)	Tax Fees

2022 - $ 2,200

2021 - $ 2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 – None

2021 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2022	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $2,200

2021 - $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Robert S. Andrialis, Paul Montgomery and Thomas T. Sarkany.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. There were no material changes to the procedures by which Shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/7/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 10/7/22